Condensed Consolidated Balance Sheet - USD ($)	Oct. 31, 2025	Jan. 31, 2025	Jan. 31, 2024
Current assets
Cash	$ 2,067	$ 100,678	$ 30,146
Other receivables	25,892	3,644
Prepaid expenses	30,521	104,506	21,624
Total current assets	58,480	208,828	51,770
Right of use asset		7,090
Deposit	100,000	100,000	100,000
Total assets	158,480	315,918	151,770
Current liabilities
Accounts payable and accrued expenses		325,088	434,519
Accrued interest, current portion	1,592,552	860,768	1,115,723
Note payable		100,000
Lease liability		7,090
Bond liabilities, current portion	1,541,000	791,000
Total current liabilities	3,991,865	2,083,946	1,920,377
Non-current liabilities
Bond liabilities, non-current portion	1,589,000	2,339,000	3,135,000
Convertible notes payable, net of discounts			623,999
Accrued interest, non-current portion	605,016	1,061,926	533,003
Total non-current liabilities	2,194,016	3,400,926	4,292,002
Total liabilities	6,185,881	5,484,872	6,212,379
Commitments and contingencies (Note 8)
Stockholders’ deficit
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 196.67 and 23 shares issued and outstanding at January 31, 2025 and 2024, respectively
Common stock, $0.001 par value, 500,000,000 shares authorized, 13,073,161 and 10,732,387 shares issued and outstanding at January 31, 2025 and 2024, respectively	13,845	13,073	10,732
Additional paid-in capital	33,351,583	31,960,915	25,539,964
Subscription receivable			(11,000)
Accumulated deficit	(39,392,829)	(37,142,942)	(31,600,305)
Total stockholders’ deficit	(6,027,401)	(5,168,954)	(6,060,609)
Total liabilities and stockholders’ deficit	158,480	315,918	151,770
Nonrelated Party [Member]
Current liabilities
Accounts payable and accrued expenses	516,313	325,088
Note payable	50,000
Related Party [Member]
Current liabilities
Accounts payable and accrued expenses	90,000
Accrued expenses to related parties			$ 370,135
Note payable	$ 202,000	$ 100,000